Flight Equipment Held For Operating Leases (Flight Equipment Held For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Flight equipment held for operating leases
Cost	$ 3,597,330	$ 3,047,274
Accumulated depreciation	(562,418)	(430,410)
Net flight equipment held for operating leases	$ 3,034,912	$ 2,616,864